Financial instruments - Schedule of Nature and Extent of Risks Arising from Financial Instruments (Details) - Currency risk	12 Months Ended
	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $ $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $
Disclosure of financial assets [line items]
January 1, 2024 Opening rate				0.755	1.325
December 31, 2024 Closing rate	0.695	0.695	1.439
Fiscal 2024 Average rate	0.730	1.370